                                                                          page 1

                             SERVICER'S CERTIFICATE
                       AMERICAN HONDA FINANCE CORPORATION
      MONTHLY SERVICER REPORT -- Honda Auto Receivables 2006-1 Owner Trust
                           4/1/2006 through 4/30/2006

I. ORIGINAL DEAL PARAMETER INPUTS
   (A) Total Portfolio Balance                                $1,303,489,996.17
   (B) Total Securities Balance                               $1,303,489,996.17
   (C) Class A-1 Notes
       (i) Class A-1 Notes Balance                            $  298,000,000.00
       (ii) Class A-1 Notes Percentage (C(i)/B)                           22.86%
       (iii) Class A-1 Notes Rate                                       4.93378%
       (iv) Class A-1 Notes Accrual Basis                            Actual/360
   (D) Class A-2 Notes
       (i) Class A-2 Notes Balance                            $  316,000,000.00
       (ii) Class A-2 Notes Percentage (D(i)/B)                           24.24%
       (iii) Class A-2 Notes Rate                                         5.100%
       (iv) Class A-2 Notes Accrual Basis                                30/360
   (E) Class A-3 Notes
       (i) Class A-3 Notes Balance                            $  400,000,000.00
       (ii) Class A-3 Notes Percentage (E(i)/B)                           30.69%
       (iii) Class A-3 Notes Rate                                         5.070%
       (iv) Class A-3 Notes Accrual Basis                                30/360
   (F) Class A-4 Notes
       (i) Class A-4 Notes Balance                            $  247,130,000.00
       (ii) Class A-4 Notes Percentage (F(i)/B)                           18.96%
       (iii) Class A-4 Notes Rate                                         5.080%
       (iv) Class A-4 Notes Accrual Basis                                30/360
   (G) Certificates
       (i) Certificates Balance                               $   42,359,996.17
       (ii) Certificates Percentage (G(i)/B)                               3.25%
       (iii) Certificates Rate                                            0.000%
       (iv) Certificates Accrual Basis                                   30/360
   (H) Servicing Fee Rate                                                  1.00%
   (I) Portfolio Summary
       (i) Weighted Average Coupon (WAC)                                   6.34%
       (ii) Weighted Average Original Maturity (WAOM)              57.92 months
       (iii) Weighted Average Remaining Maturity (WAM)             52.88 months
       (iv) Number of Receivables                                        74,512
   (J) Reserve Fund
       (i) Reserve Account Initial Deposit Percentage                      0.50%
       (ii) Reserve Account Initial Deposit                   $    6,517,449.98
       (iii) Specified Reserve Account Percentage                          0.75%
       (iv) Specified Reserve Account Balance                 $    9,776,174.97
   (K) Yield Supplement Account Deposit                       $   25,667,158.93

II. INPUTS FROM PREVIOUS MONTHLY SERVICER REPORTS
   (A) Total Portfolio Balance                                $1,261,862,377.05
   (B) Total Securities Balance                               $1,261,862,377.05
   (C) Cumulative Note and Certificate Pool Factor                    0.9680645
   (D) Class A-1 Notes
       (i) Class A-1 Notes Balance                            $  256,372,380.88
       (ii) Class A-1 Notes Pool Factor                               0.8603100
       (iii) Class A-1 Notes Interest Carryover Shortfall     $            0.00
       (iv) Class A-1 Notes Principal Carryover Shortfall     $            0.00
   (E) Class A-2 Notes
       (i) Class A-2 Notes Balance                            $  316,000,000.00
       (ii) Class A-2 Notes Pool Factor                               1.0000000
       (iii) Class A-2 Notes Interest Carryover Shortfall     $            0.00
       (iv) Class A-2 Notes Principal Carryover Shortfall     $            0.00
   (F) Class A-3 Notes
       (i) Class A-3 Notes Balance                            $  400,000,000.00
       (ii) Class A-3 Notes Pool Factor                               1.0000000
       (iii) Class A-3 Notes Interest Carryover Shortfall     $            0.00
       (iv) Class A-3 Notes Principal Carryover Shortfall     $            0.00
   (G) Class A-4 Notes
       (i) Class A-4 Notes Balance                            $  247,130,000.00
       (ii) Class A-4 Notes Pool Factor                               1.0000000
       (iii) Class A-4 Notes Interest Carryover Shortfall     $            0.00
       (iv) Class A-4 Notes Principal Carryover Shortfall     $            0.00
   (H) Certificates
       (i) Certificates Balance                               $   42,359,996.17
       (ii) Certificates Pool Factor                                  1.0000000
       (iii) Certificates Interest Carryover Shortfall        $            0.00
       (iv) Certificates Principal Carryover Shortfall        $            0.00
   (I) Servicing Fee
       (i) Servicing Fee Shortfall                            $            0.00

                                                                          page 2

                       AMERICAN HONDA FINANCE CORPORATION
      MONTHLY SERVICER REPORT -- Honda Auto Receivables 2006-1 Owner Trust
                           4/1/2006 through 4/30/2006

   (J) End of Prior Month Account Balances
       (i) Reserve Account                                    $    9,776,174.97
       (ii) Yield Supplement Account                          $   24,171,996.31
       (iii) Payahead Account                                 $            0.00
       (iv) Advances Outstanding                              $      407,294.82
   (K) Portfolio Summary as of End of Prior Month
       (i) Weighted Average Coupon (WAC)                                   6.34%
       (ii) Weighted Average Remaining Maturity (WAM)              51.63 months
       (iii) Number of Receivables                                       73,593
   (L) Note and Certificate Principal Distribution
       Percentages
       (i) Note Percentage                                               100.00%
       (ii) Certificate Percentage                                         0.00%

III. MONTHLY INPUTS FROM THE MAINFRAME
   (A) Precomputed Contracts Principal
       (i) Scheduled Principal Collections                    $            0.00
       (ii) Prepayments in Full                               $            0.00
       (iii) Prepayments in Full due to Repurchases           $            0.00
   (B) Precomputed Contracts Collections                      $            0.00
   (C) Precomputed Receivables Interest
       (B-A((i)+(ii)+(iii)))                                  $            0.00
   (D) Simple Interest Receivables Principal
       (i) Principal Collections                              $   22,969,537.30
       (ii) Prepayments in Full                               $   12,709,555.05
       (iii) Repurchased Receivables Related to Principal     $            0.00
   (E) Simple Interest Receivables Interest
       (i) Simple Interest Collections                        $    6,265,941.19
   (F) Payment Advance for Precomputes *
       (i) Reimbursement of Previous Advances                 $            0.00
       (ii) Current Advance Amount                            $            0.00
   (G) Interest Advance for simple Interest - Net *           $      281,798.78
   (H) Payahead Account
       (i) Payments Applied                                   $            0.00
       (ii) Additional Payaheads                              $            0.00
   (I) Portfolio Summary as of End of Month
       (i) Weighted Average Coupon (WAC)                                   6.34%
       (ii) Weighted Average Remaining Maturity (WAM)              50.68 months
       (iii) Remaining Number of Receivables                             72,751

   (J) Delinquent Receivables                          # Units        Dollar Amount
                                                     -----------   --------------------
       (i) 31-60 Days Delinquent                     1,098  1.51%  $17,782,885.82  1.45%
       (ii) 61-90 Days Delinquent                        2  0.00%  $    30,519.53  0.00%
       (ii) 91 Days or More Delinquent                   0  0.00%  $         0.00  0.00%
   (K) Vehicles Repossessed During Collection Period    26  0.04%  $   446,650.05  0.04%
   (L) Total Repossessed Vehicles in Inventory          33  0.05%  $   554,092.85  0.05%

*    Advances are reimbursed:

(i)  from subsequent payments, liquidation proceeds and servicer repurchase payments in respect of the related obligor, and

(ii) to the extent amounts in clause (i) are insufficient, generally from interest (with respect to interest advances) and principal (with respect to principal advances) amounts available on each payment date

IV. INPUTS DERIVED FROM OTHER SOURCES
   (A) Collection Account Investment Income                   $            0.00
   (B) Reserve Account Investment Income                      $       37,868.44
   (C) Yield Supplement Account Investment Income             $       93,631.30
   (D) Trust Fees Expense                                     $            0.00
   (E) Aggregate Net Losses for Collection Period             $       11,161.39
   (F) Liquidated Receivables Information
       (i) Gross Principal Balance on Liquidated Receivables          16,754.51
       (ii) Liquidation Proceeds                                       5,593.12
       (ii) Recoveries from Prior Month Charge Offs                        0.00
   (G) Days in Accrual Period                                                30
   (H) Deal age                                                               2

                               MONTHLY COLLECTIONS

V. INTEREST COLLECTIONS
   (A) Total Interest Collections (III(C)+E(i)-F(i)+F(ii)+G)  $    6,547,739.97

VI. PRINCIPAL COLLECTIONS
   (A) Principal Payments Received
       (III(A((i)+(ii))+(D(i)+(ii)))                          $   35,679,092.35
   (B) Liquidation Proceeds  (IV(F(i)))                                5,593.12
   (C) Repurchased Loan Proceeds Related to Principal
       (III(A(iii)+D(iii)))                                                0.00
   (D) Recoveries from Prior Month Charge Offs (IV(F(ii)))                 0.00
                                                              -----------------
   (E) Total Principal Collections (A+B+C+D)                  $   35,684,685.47

VII. TOTAL INTEREST AND PRINCIPAL COLLECTIONS (V(A)+VI(E))    $   42,232,425.44

VIII. YIELD SUPPLEMENT DEPOSIT                                $    1,201,306.33

IX. TOTAL AVAILABLE AMOUNT (VII+VIII)                         $   43,433,731.77

                                                                          page 3

                       AMERICAN HONDA FINANCE CORPORATION
      MONTHLY SERVICER REPORT -- Honda Auto Receivables 2006-1 Owner Trust
                           4/1/2006 through 4/30/2006

                              MONTHLY DISTRIBUTIONS

X. FEE DISTRIBUTIONS
   (A) Servicing Fee
       (i) Servicing Fee Due (I(H)/12)(II(B))+(II(H)(i))      $    1,051,551.98
       (ii) Servicing Fee Paid
            ($ 0.81 per $1,000 original principal amount)          1,051,551.98
                                                              -----------------
       (iii) Servicing Fee Shortfall                          $            0.00
   (B) Reserve Account Investment Income (IV(B))              $       37,868.44
   (C) Yield Supplement Account Investment Income (IV(C))     $            0.00
   (D) Trust Fees Expense (IV(D))                             $            0.00

XI. DISTRIBUTIONS TO NOTEHOLDERS
   (A) Interest
       (i) Class A-1 Notes
          (a) Class A-1 Notes Interest Due                    $    1,054,070.77
          (b) Class A-1 Notes Interest Paid                        1,054,070.77
                                                              -----------------
          (c) Class A-1 Notes Interest Shortfall              $            0.00
       (ii) Class A-2 Notes
          (a) Class A-2 Notes Interest Due                    $    1,343,000.00
          (b) Class A-2 Notes Interest Paid                        1,343,000.00
                                                              -----------------
          (c) Class A-2 Notes Interest Shortfall              $            0.00
       (iii) Class A-3 Notes
          (a) Class A-3 Notes Interest Due                    $    1,690,000.00
          (b) Class A-3 Notes Interest Paid                        1,690,000.00
                                                              -----------------
          (c) Class A-3 Notes Interest Shortfall              $            0.00
       (iv) Class A-4 Notes
          (a) Class A-4 Notes Interest Due                    $    1,046,183.67
          (b) Class A-4 Notes Interest Paid                        1,046,183.67
                                                              -----------------
          (c) Class A-4 Notes Interest Shortfall              $            0.00
       (v) Total Note Interest
          (a) Total Note Interest Due                         $    5,133,254.44
          (b) Total Note Interest Paid                             5,133,254.44
                                                              -----------------
          (c) Total Note Interest Shortfall                   $            0.00
          (d) Reserve Account Withdrawal for Note Interest    $            0.00
Amount available for distributions after Fees & Interest
(IX-(X(A)(ii)-(D))-XI(A)(v)(b))                               $   37,248,925.35
   (B) Principal
       (i) Noteholders' Principal Distribution Amounts        $   35,695,846.86
       (ii) Class A-1 Notes Principal
          (a) Class A-1 Notes Principal Due                   $   35,695,846.86
          (b) Class A-1 Notes Principal Paid                      35,695,846.86
                                                              -----------------
          (c) Class A-1 Notes Principal Shortfall             $            0.00
          (d) Reserve Account Withdrawal                      $            0.00
       (iii) Class A-2 Notes Principal
          (a) Class A-2 Notes Principal Due                   $            0.00
          (b) Class A-2 Notes Principal Paid                               0.00
                                                              -----------------
          (c) Class A-2 Notes Principal Shortfall             $            0.00
          (d) Reserve Account Withdrawal                      $            0.00
       (iv) Class A-3 Notes Principal
          (a) Class A-3 Notes Principal Due                   $            0.00
          (b) Class A-3 Notes Principal Paid                               0.00
                                                              -----------------
          (c) Class A-3 Notes Principal Shortfall             $            0.00
          (d) Reserve Account Withdrawal                      $            0.00
       (v) Class A-4 Notes Principal
          (a) Class A-4 Notes Principal Due                   $            0.00
          (b) Class A-4 Notes Principal Paid                               0.00
                                                              -----------------
          (c) Class A-4 Notes Principal Shortfall             $            0.00
          (d) Reserve Account Withdrawal                      $            0.00
       (vi) Total Notes Principal
          (a) Total Notes Principal Due                           35,695,846.86
          (b) Total Notes Principal Paid                          35,695,846.86
                                                              -----------------
          (c) Total Notes Principal Shortfall                 $            0.00
          (d) Reserve Account Withdrawal                      $            0.00

Amount available for distributions to the Certificates and
Reserve Fund                                                  $    1,553,078.49

XIII. DISTRIBUTIONS TO CERTIFICATEHOLDERS
   (A) Interest
       (i) Certificate Monthly Interest Due                   $            0.00
       (ii) Certificate Interest Shortfall Beginning Balance  $            0.00
                                                              -----------------
       (iii) Total Certificate Interest Due                   $            0.00
       (iv) Certificate Interest Paid                                      0.00
                                                              -----------------
       (v) Certificate Interest Shortfall Ending Balance      $            0.00

                                                                          page 4

                       AMERICAN HONDA FINANCE CORPORATION
      MONTHLY SERVICER REPORT -- Honda Auto Receivables 2006-1 Owner Trust
                           4/1/2006 through 4/30/2006

   (B) Principal
       (i) Certificate Monthly Principal Due                  $            0.00
       (ii) Certificate Principal Shortfall Beginning
           Balance                                            $            0.00
                                                              -----------------
       (iii) Total Certificate Principal Due                  $            0.00
       (iv) Certificate Principal Paid                                     0.00
                                                              -----------------
       (v) Certificate Principal Shortfall Ending Balance     $            0.00

XII. RESERVE FUND DEPOSIT
   Amount available for deposit into reserve account          $    1,553,078.49
   Amount deposited into reserve account                                   0.00
   Excess Amount Released from Reserve Account                             0.00
                                                              -----------------
   Excess Funds Released to Seller                                 1,553,078.49

                              DISTRIBUTIONS SUMMARY

   (A) Total Collections                                      $   43,433,731.77
   (B) Service Fee                                            $    1,051,551.98
   (C) Trustee Fees                                                        0.00
   (D) Class A1 Amount                                        $   36,749,917.63
   (E) Class A2 Amount                                        $    1,343,000.00
   (F) Class A3 Amount                                        $    1,690,000.00
   (G) Class A4 Amount                                        $    1,046,183.67
   (H) Certificateholders                                     $            0.00
   (I) Amount Deposited into Reserve Account                  $            0.00
   (J) Release to seller                                      $    1,553,078.49
   (K) Total amount distributed                               $   43,433,731.77
   (L) Amount of Draw from Reserve Account                                 0.00
   (M) Excess Amount Released from Reserve Account                         0.00

                         DISTRIBUTION TO SECURITYHOLDERS

   Note Interest Distribution Amount                          $    5,133,254.44
       Class A-1 Notes: ($ 3.54 per $1,000 original
                        principal amount)
       Class A-2 Notes: ($ 4.25 per $1,000 original
                         principal amount)
       Class A-3 Notes: ($ 4.23 per $1,000 original
                        principal amount)
       Class A-4 Notes: ($ 4.23 per $1,000 original
                        principal amount)

   Note Principal Distribution Amount                         $   35,695,846.86
       Class A-1 Notes: ($ 119.78 per $1,000 original
                        principal amount)
       Class A-2 Notes: ($ 0.00 per $1,000 original
                        principal amount)
       Class A-3 Notes: ($ 0.00 per $1,000 original
                        principal amount)
       Class A-4 Notes: ($ 0.00 per $1,000 original
                        principal amount)

   Note Interest Carryover Shortfall                                       0.00
       Change from immediately preceding Payment Date                      0.00
       Class A-1 Notes: ($ 0.00 per $1,000 original
                        principal amount)
       Class A-2 Notes: ($ 0.00 per $1,000 original
                        principal amount)
       Class A-3 Notes: ($ 0.00 per $1,000 original
                        principal amount)
       Class A-4 Notes: ($ 0.00 per $1,000 original
                        principal amount)

   Note Principal Carryover Shortfall                                      0.00
       Change from immediately preceding Payment Date                      0.00
       Class A-1 Notes: ($ 0.00 per $1,000 original
                        principal amount)
       Class A-2 Notes: ($ 0.00 per $1,000 original
                        principal amount)
       Class A-3 Notes: ($ 0.00 per $1,000 original
                        principal amount)
       Class A-4 Notes: ($ 0.00 per $1,000 original
                        principal amount)

   Certificate Interest Distribution Amount                                0.00
                        ($ 0.00 per $1,000 original
                        principal amount)

   Certificate Principal Distribution Amount                               0.00
                         ($ 0.00 per $1,000 original
                         principal amount)

   Certificate Interest Carryover Shortfall                                0.00
      Change from immediately preceding Payment Date                       0.00

   Certificate Principal Carryover Shortfall                               0.00
       Change from immediately preceding Payment Date                      0.00

                                                                          page 5

                       AMERICAN HONDA FINANCE CORPORATION
      MONTHLY SERVICER REPORT -- Honda Auto Receivables 2006-1 Owner Trust
                           4/1/2006 through 4/30/2006

                         PORTFOLIO AND SECURITY SUMMARY

                                                                  Beginning              End
                                                                  of Period           of Period
                                                              -----------------   -----------------

XIV. POOL BALANCES AND PORTFOLIO INFORMATION
   (A) Balances and Principal Factors
       (i) Aggregate Balance of Notes                         $1,219,502,380.88   $1,183,806,534.02
       (ii) Note Pool Factor                                          0.9669918           0.9386872
       (iii) Class A-1 Notes Balance                             256,372,380.88      220,676,534.02
       (iv) Class A-1 Notes Pool Factor                               0.8603100           0.7405253
       (v)  Class A-2 Notes Balance                              316,000,000.00      316,000,000.00
       (vi) Class A-2 Notes Pool Factor                               1.0000000           1.0000000
       (vii) Class A-3 Notes Balance                             400,000,000.00      400,000,000.00
       (viii) Class A-3 Notes Pool Factor                             1.0000000           1.0000000
       (ix) Class A-4 Notes Balance                              247,130,000.00      247,130,000.00
       (x) Class A-4 Notes Pool Factor                                1.0000000           1.0000000
       (xi) Certificates Balance                                  42,359,996.17       42,359,996.17
       (xii) Certificates Pool Factor                                 1.0000000           1.0000000
       (xiii) Total Principal Balance of Notes and
           Certificates                                        1,261,862,377.05    1,226,166,530.19
   (B) Portfolio Information
       (i) Weighted Average Coupon (WAC)                                   6.34%               6.34%
       (ii) Weighted Average Remaining Maturity (WAM)              51.63 months        50.68 months
       (iii) Remaining Number of Receivables                             73,593              72,751
       (iv) Portfolio Receivable Balance                      $1,261,862,377.05   $1,226,166,530.19
   (C) Outstanding Advance Amount                             $      407,294.82         $689,093.60
   (D) Outstanding Payahead Balance                           $            0.00               $0.00

                               SUMMARY OF ACCOUNTS

XV. RECONCILIATION OF RESERVE ACCOUNT
   (A) Beginning Reserve Account Balance                                          $    9,776,174.97
   (B) Draws                                                                                   0.00
       (i) Draw for Servicing Fee                                                              0.00
       (ii) Draw for Interest                                                                  0.00
       (iii) Draw for Realized Losses                                                          0.00
   (C) Excess Interest Deposited into the Reserve Account                                      0.00
   (D) Reserve Account Balance Prior to Release                                        9,776,174.97
   (E) Reserve Account Required Amount                                                 9,776,174.97
   (F) Final Reserve Account Required Amount                                           9,776,174.97
   (G) Excess Reserve Account Amount                                                           0.00
   (H) Release of Reserve Account Balance to Seller                                            0.00
   (I) Ending Reserve Account Balance                                                  9,776,174.97

XVI. RECONCILIATION OF YIELD SUPPLEMENT ACCOUNT
   (A) Beginning Yield Supplement Account Balance                                     24,171,996.31
   (B) Investment Earnings                                                                93,631.30
   (C) Investment Earnings Withdraw                                                            0.00
   (D) Additional Yield Supplement Amounts                                                     0.00
   (E) Yield Supplement Deposit Amount                                                 1,201,306.33
   (F) Release of Yield Deposit Account Balance to Seller                                      0.00
                                                                                  -----------------
   (G) Ending Yield Supplement Account Balance                                        23,064,321.28

XVII. NET LOSS AND DELINQUENCY ACCOUNT ACTIVITY
   (A) Liquidated Contracts
       (i) Liquidation Proceeds                                                   $        5,593.12
       (ii) Recoveries on Previously Liquidated Contracts                                      0.00
   (B) Aggregate Net Losses for Collection Period                                         11,161.39
   (C) Net Loss Rate for Collection Period (annualized)                                        0.01%
   (D) Cumulative Net Losses for all Periods                                              13,043.98

   (E) Delinquent Receivables             # Units        Dollar Amount
                                        -----------  --------------------
       (i) 30-59 Days Delinquent        1,098  1.51% $17,782,885.82  1.45%
       (ii) 60-89 Days Delinquent           2  0.00% $    30,519.53  0.00%
       (ii) 90 Days or More Delinquent      0  0.00% $         0.00  0.00%

XVIII. REPOSSESSION ACTIVITY              # Units      Dollar Amount
                                        -----------  -----------------
   (A) Vehicles Repossessed During
       Collection Period                   26  0.04% $446,650.05  0.04%
   (B) Total Repossessed Vehicles in
       Inventory                           33  0.05% $554,092.85  0.05%

                                                                          page 6

                       AMERICAN HONDA FINANCE CORPORATION
      MONTHLY SERVICER REPORT -- Honda Auto Receivables 2006-1 Owner Trust
                           4/1/2006 through 4/30/2006

XIX. TESTS FOR INCREASE IN SPECIFIED RESERVE ACCOUNT BALANCE
   (A) Ratio of Net Losses to the Pool Balance as of Each
       Collection Period
       (i) Second Preceding Collection Period                              0.00%
       (ii) Preceding Collection Period                                    0.00%
       (iii) Current Collection Period                                     0.01%
       (iv) Three Month Average (Avg(i,ii,iii))                            0.01%
   (B) Ratio of Balance of Contracts Delinquent 61 Days or
       More to the Outstanding Balance of Receivables.
       (i) Second Preceding Collection Period                              0.00%
       (ii) Preceding Collection Period                                    0.02%
       (iii) Current Collection Period                                     0.05%
       (iv) Three Month Average (Avg(i,ii,iii))                            0.03%

   (C) Loss and Delinquency Trigger Indicator              Trigger was not hit.

I hereby certify that the servicing report provided is true and accurate to the best of my knowledge.

/s/ Paul C. Honda
---------------------------
Paul C. Honda
Assistant Vice President